Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	£ (38,453)	£ (47,802)	£ (36,175)
Tax on loss at standard U.K. tax rate	(7,306)	(9,082)	(6,873)
Expenses not deductible	4,595	4,757	3,972
Deduction for R&D	(8,342)	(9,415)	(7,228)
Losses surrendered for R&D tax credit	8,342	9,415	7,228
Deferred tax - prior year adjustment			1
Overseas tax payable - current year	3
R&D tax credit - U.S.	(34)	(15)
R&D tax credit - current year	(6,366)	(7,185)	(5,516)
R&D tax credit - prior years	(35)	(69)	22
Deferred tax asset not recognized	2,711	4,325	2,901
Income tax credit	£ (6,432)	£ (7,269)	£ (5,493)